Common Stock Warrants (Details 1)			12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	Dec. 31, 2016	Dec. 31, 2015
Common Stock Warrants Details 1
Average risk-free interest rates	1.75%	1.75%		1.75%
Average expected life (in years)	10 years	10 years	0 years	9 years 2 months 19 days